Form 13F Cover Page


 Filing for Quarter-Ending:          December 31, 2009

 Check here if Amendment:             (  )
 Amendment Number:
 This Amendment:                      (  )  is a reinstatement
                                      (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:             Croft-Leominster, Inc.
 Address:          300 Water Street, 4th floor
                   Baltimore, MD 21202

 Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Carla Prescimone
Title:      Assistant Vice President
Phone:      410-576-0100

Signature, Place, and Date of Signing:

                                  Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                            City, State                  Date


Report Type (Check only one):

( X ) 13F Holdings Report Check here if all holdings of this reporting manager are reported in this report.
(   ) 13F Notice Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
(   ) 13F Combination Report Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


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             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         144

Form 13F Information Table Value Total:                       $432.16
                                                            (thousands)


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 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:      SOLE

 ITEM 7: Voting Authority:           NONE


 SECURITY NAME                  TITLE of CLASS               CUSIP             MARKET VALUE          QUANITY
---------------------------------------------------------------------------------------------------------------
ABB Ltd                           SPONSORED ADR             000375204            $ 5.1551            269,899
AXT Inc                                COM                  00246W103            $ 0.0423             13,000
Abbott Labs                            COM                  002824100            $ 0.2621              4,854
Aberdeen Asia Pacific Incom            COM                  003009107            $ 0.0864             13,900
Aetna Inc New                          COM                  00817Y108            $ 3.1994            100,926
AirTran Hldgs Inc                      COM                  00949P108            $ 0.1697             32,500
Albemarle Corp                         COM                  012653101            $ 3.8042            104,597
Allegheny Technologies Inc.            COM                  01741R102            $ 3.2362             72,285
AllianceBernstein Gbl Hgh In           COM                  01879R106            $ 0.2042             15,366
Allstate Corp                          COM                  020002101            $ 6.7199            223,698
Altera Corp                            COM                  021441100            $ 3.2170            142,157
Ameren Corporation                     COM                  023608102            $ 0.2977             10,651
American Express Co                    COM                  025816109            $ 2.5545             63,044
Applied Materials Inc                  COM                  038222105            $ 2.4265            174,068
Archer Daniels Midland Co              COM                  039483102            $ 0.8831             28,204
Asia Tigers Fund Inc                   COM                  04516T105            $ 0.2316             12,064
ATLAS ENERGY INC                       COM                  049298102            $ 4.2488            140,970
AVANIR PHARMACEUTICALS INC            CL A                  05348P401            $ 0.0460             24,200
BJ SVCS CO                             COM                  055482103            $ 2.9115            156,532
BP PLC                            SPONSORED ADR             055622104            $ 0.4100              7,073
Baldor Elec Co                         COM                  057741100            $ 6.1938            220,498
Bank of America Corp                   COM                  060505104            $ 6.7229            446,410
Bank of New York Mellon Corp           COM                  064058100            $ 3.8359            137,145
BAXTER INTL INC                        COM                  071813109            $ 3.2617             55,585
BECTON DICKINSON & CO                  COM                  075887109            $ 2.4560             31,144
Berkshire Hathaway - CL A             CL A                  084670108            $ 0.3968                  4
BHP Billiton Ltd                  SPONSORED ADR             088606108            $ 2.3777             31,049
Blackrock Munivest Fd Inc              COM                  09253R105            $ 0.1093             11,850
BRIGHAM EXPLORATION CO                 COM                  109178103            $ 4.9852            367,914
CB Richard Ellis Group Inc            CL A                  12497t101            $ 4.9092            361,769
CVS Caremark Corporation               COM                  126650100            $ 2.4446             75,897
Cablevision Sys Corp             CL A NY CABLVS             12686C109            $ 4.3255            167,525
Canadian Natl Ry Co                    COM                  136375102            $ 1.3644             25,100
Canadian Nat Res Ltd                   COM                  136385101            $ 0.2149              2,987
Caterpillar Inc                        COM                  149123101            $ 2.4519             43,023
Cephalon, Inc.                         COM                  156708109            $ 2.4981             40,021
CHEVRON CORP NEW                       COM                  166764100            $ 3.2679             42,446
Cisco Sys Inc                          COM                  17275R102            $ 7.2599            303,254
Citigroup, Inc.                        COM                  172967101            $ 0.2328             70,333
Collective Brands Inc                  COM                  19421w100            $ 6.3010            276,722
Companhia Energetica de Mina     SP ADR N-V PFD             204409601            $ 0.2163             11,979
Corning Inc                            COM                  219350105            $ 3.5301            182,812
Covance Inc.                           COM                  222816100            $ 0.3823              7,005
Cytori Therapeutics Inc                COM                  23283k105            $ 0.0641             10,500
Deere & Co                             COM                  244199105            $ 7.5707            139,965
DIRECTV                             COM CL A                25490a101            $ 3.8845            116,476
Du Pont E I  De Nemours & Co           COM                  263534109            $ 5.4186            160,933
Edison Intl                            COM                  281020107            $ 0.3770             10,841
Edwards Lifesciences Corporati         COM                  28176E108            $ 5.0835             58,532
ENTERPRISE PRODS PARTNERS L            COM                  293792107            $ 0.2384              7,590
Exxon Mobil Corp                       COM                  30231G102            $ 0.3323              4,873
FMC Corp                             COM NEW                302491303            $10.2584            183,975
FPL Group Inc                          COM                  302571104            $ 1.4466             27,388
FirstEnergy Corp                       COM                  337932107            $ 2.5870             55,695
FLUOR CORP NEW                         COM                  343412102            $ 2.1524             47,789
Flowserve Corp                         COM                  34354P105            $ 2.6016             27,521
Franklin Resources Inc                 COM                  354613101            $ 1.5573             14,782
Freeport McMoran Copper & Gold         COM                  35671D857            $11.1862            139,323
GSE SYS INC                            COM                  36227K106            $ 0.0734             13,400
General Cable Corp Del New             COM                  369300108            $ 8.7454            297,261
GENERAL CABLE CORP DEL NEW       NOTE 1.000%10/1            369300AK4            $ 0.4079            475,000
General Electric Co                    COM                  369604103            $ 5.2026            343,861
General Mills Inc                      COM                  370334104            $ 0.4270              6,030
Grubb & Ellis Co                  COM PAR $0.01             400095204            $ 0.0410             32,000
Gulfport Energy Corp                 COM NEW                402635304            $ 0.3651             31,885
Honeywell Intl Inc                     COM                  438516106            $ 7.2873            185,901
ITT Corp (New)                         COM                  450911102            $ 6.5042            130,764
ICON plc - Spons ADR              SPONSORED ADR             45103T107            $ 3.1385            144,433
International Business Machs           COM                  459200101            $ 0.4248              3,245
JPMORGAN CHASE & CO                    COM                  46625H100            $ 0.2958              7,099
JACOBS ENGR GROUP INC DEL              COM                  469814107            $ 1.9782             52,598
JAPAN SMALLER CAPTLZTN FD IN           COM                  47109U104            $ 0.0813             11,100
Johnson & Johnson                      COM                  478160104            $ 8.4889            131,794
Kansas City Southern                 COM NEW                485170302            $ 0.6042             18,150
Laboratory Corp Amer Hldgs           COM NEW                50540R409            $ 0.4131              5,520
Lexicon Pharmaceuticals Inc            COM                  528872104            $ 0.0257             15,100
Lowe's Companies                       COM                  548661107            $ 8.6071            367,984
MAGELLAN MIDSTREAM PRTNRS LP     COM UNIT RP LP             559080106            $ 0.2622              6,052
Markel Corporation                     COM                  570535104            $ 0.5039              1,482
Marsh & McLennan Cos                   COM                  571748102            $ 4.2359            191,842
Masco Corp                             COM                  574599106            $ 0.1633             11,823
McDonald's Corp.                       COM                  580135101            $ 1.5738             25,205
MEDTRONIC INC                    NOTE 1.500% 4/1            585055AL0            $ 0.5075            500,000
MERCK & CO INC NEW                     COM                  58933y105            $ 4.6554            127,406
Metlife Inc                            COM                  59156R108            $ 7.3170            206,988
Monsanto Co New                        COM                  61166W101            $ 5.1737             63,287
Morgan Stanley                   MUN INCOME III             61745P437            $ 0.1476             19,700
Nalco Holding Co                       COM                  62985Q101            $ 3.6981            144,965
Nexen Inc.                             COM                  65334H102            $ 7.2910            304,679
Nobel Learning Communities, In         COM                  654889104            $ 0.1040             13,700
Norfolk Southern Corp                  COM                  655844108            $ 3.6782             70,167
Oilsands Quest Inc                     COM                  678046103            $ 0.0312             27,087
Optical Cable Corp                   COM NEW                683827208            $ 0.0911             27,600
PHC Inc Mass                          CL A                  693315103            $ 0.0318             28,100
PG&E Corp                              COM                  69331C108            $ 2.7489             61,566
Penn West Energy Tr                  TR UNIT                707885109            $ 1.0075             57,244
PEPSICO INC                            COM                  713448108            $ 0.2698              4,438
PerkinElmer, Inc.                      COM                  714046109            $ 0.6521             31,669
Petrohawk Energy Corp                  COM                  716495106            $ 0.5522             23,017
Pfizer Inc                             COM                  717081103            $ 5.0213            276,050
Pharmaceutical Product Develop         COM                  717124101            $ 4.3444            185,342
Philip Morris Intl Inc                 COM                  718172109            $ 6.1972            128,600
Pinnacle West Capital Corp             COM                  723484101            $ 0.8028             21,947
Plum Creek Timber Co Inc               COM                  729251108            $ 6.8120            180,403
Potash Corp Sask Inc                   COM                  73755L107            $ 5.8332             53,762
Potlatch Corp New                      COM                  737630103            $ 3.3332            104,556
Pressure Biosciences Inc               COM                  74112E109            $ 0.0182             12,106
Price T Rowe Group Inc                 COM                  74144T108            $ 2.5516             47,917
Procter & Gamble                       COM                  742718109            $ 6.4471            106,335
Prudential Financial Inc.              COM                  744320102            $ 6.9568            139,808
Putnam Mun Opportunities Tr        SH BEN INT               746922103            $ 0.1429             12,842
RAMTRON INTL CORP                    COM NEW                751907304            $ 0.0195             11,000
Southwestern Energy Co                 COM                  845467109            $11.6310            241,308
Stryker Corp                           COM                  863667101            $ 2.0318             40,337
SUNCOR ENERGY INC NEW                  COM                  867224107            $ 0.7222             20,452
Templeton Emerg Mkts Income            COM                  880192109            $ 0.1866             12,952
Terex Corporation                      COM                  880779103            $ 2.2102            111,570
3M Co.                                 COM                  88579Y101            $ 6.2784             75,945
Time Warner Cable Inc                  COM                  88732j207            $ 1.7408             42,059
Tortoise North Amrn Enrgy Co           COM                  89147T103            $ 0.4227             19,275
Ultra Petroleum Corp                   COM                  903914109            $ 6.2529            125,410
Unilever N V                       NY SHS NEW               904784709            $ 0.3149              9,741
UNITED RENTALS INC                     COM                  911363109            $ 0.1050             10,700
US Gold Corporation               COM PAR $0.10             912023207            $ 0.0620             25,000
United Technologies                    COM                  913017109            $ 7.7825            112,124
UnitedHealth Group Inc                 COM                  91324P102            $ 3.2714            107,331
Valmont Inds Inc                       COM                  920253101            $ 3.5683             45,485
Varian Medical Systems, Inc.           COM                  92220P105            $ 0.5041             10,760
Verisign, Inc.                         COM                  92343E102            $ 1.2669             52,265
Vitran Corp Inc                        COM                  92850E107            $ 0.1141             10,500
Waddell & Reed Financial - A          CL A                  930059100            $ 1.8095             59,251
Wells Fargo & Co.                      COM                  949746101            $ 0.2081              7,709
Western Asset Worldwide Inco           COM                  957668106            $ 0.1785             14,000
Weyerhaeuser Co                        COM                  962166104            $12.3106            285,365
Williams Cos Inc.                      COM                  969457100            $ 9.3285            442,527
ZIONS BANCORPORATION                   COM                  989701107            $ 1.2984            101,202
Amdocs Ltd                             ORD                  G02602103            $ 4.3758            153,375
Invesco Ltd                            SHS                  G491BT108            $ 8.5997            366,100
Ace Ltd                                SHS                  H0023R105            $13.3989            265,852
Foster Wheeler Ag                      COM                  H27178104            $ 9.7337            330,627
Noble Corporation Baar             NAMEN - AKT              h5833n103            $ 0.2503              6,150
Tyco International Ltd                 SHS                  H89128104            $ 3.9341            110,261
Qiagen NV                              ORD                  N72482107            $ 6.0465            270,780
Flextronics Intl Ltd                   ORD                  Y2573F102            $ 1.3326            182,300

                                                                               $ 432.1622         14,699,167

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